Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Explorer Fund
Central Index Key	dei_EntityCentralIndexKey	0000034066
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 24, 2015
Vanguard Explorer Fund | Vanguard Explorer Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.49%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.53%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	54
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	170
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	296
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	665
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 11, 1967
2005	rr_AnnualReturn2005	9.28%
2006	rr_AnnualReturn2006	9.70%
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(40.40%)
2009	rr_AnnualReturn2009	36.21%
2010	rr_AnnualReturn2010	27.43%
2011	rr_AnnualReturn2011	(1.89%)
2012	rr_AnnualReturn2012	14.89%
2013	rr_AnnualReturn2013	44.36%
2014	rr_AnnualReturn2014	3.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.16%)
One Year	rr_AverageAnnualReturnYear01	3.91%
Five Years	rr_AverageAnnualReturnYear05	16.59%
Ten Years	rr_AverageAnnualReturnYear10	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 1967
Vanguard Explorer Fund | Vanguard Explorer Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.33%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.36%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	37
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	116
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	202
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	456
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	9.46%
2006	rr_AnnualReturn2006	9.88%
2007	rr_AnnualReturn2007	5.26%
2008	rr_AnnualReturn2008	(40.29%)
2009	rr_AnnualReturn2009	36.45%
2010	rr_AnnualReturn2010	27.64%
2011	rr_AnnualReturn2011	(1.72%)
2012	rr_AnnualReturn2012	15.07%
2013	rr_AnnualReturn2013	44.59%
2014	rr_AnnualReturn2014	4.08%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.87%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(26.11%)
One Year	rr_AverageAnnualReturnYear01	4.08%
Five Years	rr_AverageAnnualReturnYear05	16.78%
Ten Years	rr_AverageAnnualReturnYear10	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Russell 2500 Growth Index | Vanguard Explorer Fund | Vanguard Explorer Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.05%
Five Years	rr_AverageAnnualReturnYear05	17.27%
Ten Years	rr_AverageAnnualReturnYear10	9.37%
Russell 2500 Growth Index | Vanguard Explorer Fund | Vanguard Explorer Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.05%
Five Years	rr_AverageAnnualReturnYear05	17.27%
Ten Years	rr_AverageAnnualReturnYear10	9.37%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.